IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	$ 73,176	$ 74,442
Total reinsured, Guarantee value	30,922	4,427
Total, net of reinsurance, Guarantee value	42,254	70,015
Total gross of reinsurance, Fund value	72,650	88,558
Total reinsured, Fund value	26,327	3,649
Total, net of reinsurance, Fund value	46,323	84,909
Total gross of reinsurance, Net Amount at risk	9,750	3,781
Total reinsured, Net Amount at risk	5,921	1,024
Total, net of reinsurance, Net Amount at risk	3,829	2,757
Guaranteed minimum income benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	4,357	4,419
Total gross of reinsurance, Fund value	2,723	3,603
Total gross of reinsurance, Net Amount at risk	1,639	918
Guaranteed minimum withdrawal benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	38,319	39,098
Total gross of reinsurance, Fund value	34,203	41,809
Total gross of reinsurance, Net Amount at risk	5,734	2,233
Guaranteed Minimum Accumulation Benefit 1 [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	20,035	19,820
Total gross of reinsurance, Fund value	19,945	20,226
Total gross of reinsurance, Net Amount at risk	221	12
Living benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	62,711	63,337
Total reinsured, Guarantee value	26,999	3,788
Total gross of reinsurance, Fund value	56,871	65,638
Total reinsured, Fund value	23,691	3,102
Total gross of reinsurance, Net Amount at risk	7,594	3,163
Total reinsured, Net Amount at risk	4,860	771
Death benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	10,465	11,105
Total reinsured, Guarantee value	3,923	639
Total gross of reinsurance, Fund value	15,779	22,920
Total reinsured, Fund value	2,636	547
Total gross of reinsurance, Net Amount at risk	2,156	618
Total reinsured, Net Amount at risk	$ 1,061	$ 253